SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 44,605	₽ 44,347	₽ 40,026
Utilities and maintenance	9,361	9,092	6,817
Advertising and marketing expenses	9,185	10,480	9,543
General and administrative expenses	8,321	7,007	6,762
Dealers commission	6,718	6,740	8,960
Taxes other than income tax	3,896	3,806	1,970
Cash collection commission	3,689	3,311	2,906
Universal service fund	3,462	3,412	3,441
Consulting expenses	1,975	1,618	2,392
Billing and data processing	1,292	1,485	1,829
Other	2,682	2,748	2,694
Total	₽ 95,186	₽ 94,046	₽ 87,340